EQUITY	12 Months Ended
Dec. 31, 2022
EQUITY
EQUITY

15.EQUITY

Ordinary shares

The Company’s authorized share capital is 6,250,000 ordinary shares, par value $0.0096 per share.

On July 6, 2020, the Company’s shareholders and Board of Directors approved: (i) an increase of the authorized ordinary shares from 5,000,000 shares of a nominal or par value of US$0.01 to 100,000,000 shares of a nominal or par value of US$0.0005, (ii) a 20-for-1 stock split to sub-divide the original 102 shares of issued ordinary shares in the capital of the Company into 2,040 shares of ordinary shares, and (iii) the issuance of an aggregated 20,397,960 shares of ordinary shares, at par value of$0.0005, to all existing shareholders on a pro rata basis. No cash or other consideration was paid for the issuance of 20,397,960 ordinary shares. All the existing shareholders and directors of the Company consider this stock issuance was part of the Company’s reorganization to result in 20,400,000 ordinary shares issued and outstanding prior to completion of this offering and similar to stock split. The Company believes it is appropriate to reflect stock split on a retroactive basis pursuant to ASC 260. The Company has retroactively restated all shares and per share data for all periods presented. As a result, the Company had 100,000,000 authorized shares, par value of US$0.0005, of which 20,400,000 and 20,400,000 were issued and outstanding as of December 31, 2020 and 2019, respectively.

On February 10, 2021, the Company closed its initial public offering (“IPO”) of 6,000,000 ordinary shares at a public offering price of US$5.00 per ordinary share. On March 2, 2021, Univest Securities, LLC, the representative of the underwriters in the IPO exercised in full its option to purchase an additional 900,000 ordinary shares at a price of $5.00. Gross proceeds of the Company’s IPO, including the proceeds from the sale of the over-allotment shares, totaled $34.5 million, before deducting underwriting discounts and other related expenses.

On March 18, 2021, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with two investors, including a wholly-owned subsidiary of Ebang International Holdings Inc. (Nasdaq: EBON) for an investment of US$10 million. Pursuant to the Securities Purchase Agreement and an exemption from registration requirements of Section 5 of the Securities Act of 1933, as amended (the “Securities Act”) contained in Regulation S promulgated under the Securities Act, the Company issued an aggregate of 1,960,784 units to the investors, with each unit consisting of one ordinary share of the Company, par value $0.0005 per share (the “Ordinary Shares”) and a warrant to purchase one half of one Ordinary Share at an exercise price of $5.61 per Ordinary Share (subject to adjustment).

15.EQUITY (CONTINUED)

On May 11, 2022, the Board of Directors resolved to approve a share consolidation at a ratio of one-for-three and one fifth (3.2) ordinary shares with a par value of US$0.0005 each in the Company’s issued and unissued share capital into one ordinary share with a par value of US$0.0016 (“2022 Share Consolidation”), for which the Company obtained shareholder approval on April 28, 2023. Immediately following the 2022 Share Consolidation, the authorized share capital of the Company will be US$50,000 divided into 31,250,000 ordinary shares of a par value US$0.0016 each. The 2022 Share Consolidation became effective on May 24, 2022.

On March 6, 2023, the Company effected an increase in authorized share capital from US$50,000 divided into 31,250,000 ordinary shares of a par value US$0.0016 each to US$60,000 divided into 37,500,000 ordinary shares of a par value US$0.0016 each (the “Increase in Share Capital”), and on March 21, 2023, the Company effected a share consolidation at a ratio of one-for-six, such that each (6) ordinary shares with a par value of US$0.0016 each in the Company’s issued and unissued share capital were consolidated into one ordinary share with a par value of US$0.0096 (“2023 Share Consolidation”). Immediately following the Increase in Share Capital and 2023 Share Consolidation, the authorized share capital of the Company will be increased from US$50,000 to US$60,000, divided into 6,250,000 ordinary shares of a par value US$0.0096 each. The Company believes it is appropriate to reflect the Increase in Share Capital, 2022 Share Consolidation and 2023 Share Consolidation on a retroactive basis pursuant to ASC 260. The Company has retroactively restated all shares and per share data for all periods presented. As a result, the Company had 6,250,000 authorized shares, par value of US$0.0096, of which 1,534,487 shares of ordinary shares were issued and outstanding as of December 31, 2022 and 2021, respectively.

Cash dividends

On December 31, 2018, the Company’s Board of Directors approved a resolution to declare cash dividends of $7,269,978 (RMB 50,000,000) to its shareholders.

During the year ended December 31, 2022, 2021 and 2020, the Company paid dividends of $1,188,884, $2,170,273, and $nil to its shareholders. As of December 31, 2022 and 2021, the Company had dividends payable of $nil and $1,255,375 (RMB 8,000,000), respectively.

Restricted net assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiaries only out of their respective retained earnings, if any, as determined in accordance with PRC accounting standards and regulations and after they have met the PRC requirements for appropriation to statutory reserves. Paid in capital of the PRC subsidiaries included in the Company’s consolidated net assets are also non-distributable for dividend purposes. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s PRC subsidiaries. The Company is required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, the Company may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends.

As of December 31, 2022 and 2021, the Company’s PRC profit generating subsidiaries accrued statutory reserve funds of $898,133, respectively.

In the litigation process of a Contractual Dispute (see Note 17 Contingencies), pursuant to a freezing order issued by the court (the “Freezing Order”), Beijing Baosheng’s assets in the amount of RMB47.7 million were ordered to be frozen, including 100% of the equity interests in Horgos Baosheng and Kashi Baosheng. In addition to the above mentioned restricted on the paid-in capital and statutory reserve funds of PRC subsidiaries, the retained earnings of Horgos Baosheng and Kashi Baosheng were also restricted from payment of dividends before December 31, 2022.

As of December 31, 2022, the Company had net assets restricted in the aggregate, which include paid-in capital and statutory reserve of the Company’s PRC subsidiaries of $33,718,654.

As of December 31, 2021, the Company had net assets restricted in the aggregate, which include paid-in capital and statutory reserve of the Company’s PRC subsidiaries, and retained earnings of Horgos Baosheng and Kashi Baosheng, of $63,209,808.